Leases - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Leases [Abstract]
Lease Agreement Term	3 years
Cash outflow for leases	€ 100	€ 90